Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
Apr. 30, 2012
Subsequent Events (Textuals) [Abstract]
Cash dividend declared per common share	$ 0.25
Dividend declared
Subsequent Events (Textuals) [Abstract]
Subsequent event amount	$ 4.9